Share Capital - Carbon Credits (Details) $ in Thousands				1 Months Ended	3 Months Ended
	Apr. 12, 2022 USD ($) credit shares	Feb. 07, 2022 shares	Jul. 31, 2021 USD ($)	Mar. 31, 2022 shares	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)
Class of Warrant or Right [Line Items]
Issuance of common shares (in shares) | shares		100,000		850,000
Issuance of common shares | $			$ 53,800		$ 186,778	$ 7,642	$ 597
Carbon offset credits | credit	1,040,000
Common Shares
Class of Warrant or Right [Line Items]
Issuance of common shares (in shares) | shares	1,350,000
Issuance of common shares | $	$ 1,700